Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 02, 2021
Document Effective Date	Feb. 02, 2021
Prospectus Date	Jan. 28, 2021